Pension and Other Employee Obligations - Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption (Detail)	Mar. 31, 2021
India [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	(8.40%)
Sensitivity of defined benefit obligation due to a possible decrease in assumption	9.70%
India [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	6.50%
Sensitivity of defined benefit obligation due to a possible decrease in assumption	(6.40%)
Philippines [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	(4.20%)
Sensitivity of defined benefit obligation due to a possible decrease in assumption	4.70%
Philippines [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	4.00%
Sensitivity of defined benefit obligation due to a possible decrease in assumption	(3.60%)
Sri Lanka [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	(7.40%)
Sensitivity of defined benefit obligation due to a possible decrease in assumption	8.40%
Sri Lanka [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	7.90%
Sensitivity of defined benefit obligation due to a possible decrease in assumption	(7.10%)